UNITED STATES SECURITIES AND EXCNAGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

          Report for the Calendar Year or quarter ended March 31, 2002

If amended report check here:               [ ]   Amendment Number

This Amendment (Check only one):            [ ]   is a restatement
                                            [ ]   adds new holding
                                            [ ]   entries

FCA Corp
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Name of Institutional Investment Manager

5847 San Felipe, Suite 850        Houston          Texas      77057
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Business address  Street            City           State     Zip Code

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Robert P. Messer, Jr.        Vice President        713-260-1400
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Name                                 Title                        Telephone


                               /s/ Robert P. Messer, Jr.
                               ----------------------------------------
                               Manual Signature of Person Duly
                               Authorized to submit this Report

                               Houston, TX  05-09-02
                               ----------------------------------------
                               Place and Date of Signing

Report Type:

[ X ]  13F Holdings Report
[   ]  13F Notice
[   ]  13F Combination Report

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Report Summary:

Number of other included managers:  0
Form 13F information table entry total:
Form 13F table value total:  117,661,374

List of other included Managers:  None

Have a great than 10,000 shares or aggregate FMV is greater than $200,000 Period Ending 03/31/02


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ITEM 1                         ITEM 2         ITEM 3       ITEM 4      ITEM 5          ITEM 6          ITEM 7      ITEM 8
                                                          FAIR                INVESTMENT DISCRETION         VOTING AUTHORITY
                              TITLE           CUSIP       MARKET     SHARES OR                   SHARED
NAME OF ISSUER                 OF             NUMBER      VALUE      PRINCIPAL     SOLE   SHARED OTHER  MANA-  SOLE SHARED NONE
                              CLASS                       (x1000)    AMOUNT        (A)      (B)   (C)   GERS   (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Tobacco Products, IncCOM           00755G101     10,800      30,000     30,000                       30,000
Allstate Corp                 COM           020002101    778,137      20,602     20,602                       20,602
American Express Co           COM           025816109  2,941,132      71,805     71,805                       71,805
American International Group  COM           026814107  3,416,983      47,366     47,366                       47,366
American Land Lease           COM           027118108    165,920      12,200     12,200                       12,200
American States Water Co      COM           029899101    405,375      11,500     11,500                       11,500
American Water Works          COM           030411102  1,268,579      28,963     28,963                       28,963
Amgen, Inc.                   COM           031162100  3,254,827      54,538     54,538                       54,538
AOL Time Warner               COM           01184A105  1,369,335      57,900     57,900                       57,900
Automatic Data Processing     COM           053015103    291,350       5,000      5,000                        5,000
Bank of New York              COM           064057102  1,825,979      43,455     43,455                       43,455
Belo AH Corp                  COM           80555105     202,926       8,728      8,728                        8,728
Biocontrol Technology         COM           90586108         186      10,000     10,000                       10,000
Borland International, Inc    COM           99843104     130,100      10,000     10,000                       10,000
BP Amoco PLC                  Sponsored ADR BPA999999    281,695       5,305      5,305                        5,305
Brandywine Realty Trust       COM           105368203    246,170      10,300     10,300                       10,300
Burlington Northern           COM           12189T104    620,017      20,544     20,544                       20,544
Central Securities Corp       Closed-end Fun155123102    285,233      11,190     11,190                       11,190
Chateau Communities, Inc.     COM           161726104    888,590      30,929     30,929                       30,929
Cisco Systems, Inc.           COM           17275R102  1,811,831     107,019    107,019                      107,019
Citigroup, Inc                COM           172967101  2,602,077      52,546     52,546                       52,546
Coca Cola Co.                 COM           191216100    860,983      16,475     16,475                       16,475
Comcast Corp.                 COM           200300200  1,915,155      60,225     60,225                       60,225
Communications Transmission   COM           20342E104        140      14,000     14,000                       14,000
Cooper Tire                   COM           216831107    592,127      27,350     27,350                       27,350
DNAprint Genomics, Inc.       COM           233249103      6,300     100,000    100,000                      100,000
Electronic Data Systems       COM           285661104  2,516,070      43,388     43,388                       43,388
Equity Office Properties      COM           294741103    377,874      12,600     12,600                       12,600
Equity One Company            COM           294752100    596,157      44,324     44,324                       44,324
Equity Resident Property      Preferred     29476L859    649,230      25,500     25,500                       25,500
ExxonMobil Corp               COM           30231G102  2,003,552      45,711     45,711                       45,711
Federal Home Loan Mortgage Co COM           313400301  2,961,596      46,735     46,735                       46,735
Federal National Mortgage AssnCOM           313586109  3,249,917      40,685     40,685                       40,685
Fleet Boston Financial Corp   COM           339030108    266,934       7,626      7,626                        7,626
Florida First Bancorp, CompanyCOM           343258109    188,856      10,320     10,320                       10,320
FPL Group, Inc.               COM           302571104    550,837       9,250      9,250                        9,250
Four Season Hotels            COM           35100E104    257,822       4,839      4,839                        4,839
General Electric Company      COM           369604103  3,419,110      91,298     91,298                       91,298
Genesee& Wyoming, Inc.        COM           371559105  1,050,948      44,400     44,400                       44,400
Genzyme Corp Biosurgery       COM           372917708    149,057      21,888     21,888                       21,888
Genzyme Corp General Div      COM           372917104    873,400      20,000     20,000                       20,000
GlaxoSmithKline               Sponsored ADR 37733W105    545,764      11,612     11,612                       11,612
Global Crossing               COM           93921A100      3,231      29,647     29,647                       29,647

Greater Bay Bancorp Company   COM           391648102    326,801       9,578      9,578                        9,578
HCA, Inc                      COM           404119109  2,084,984      47,300     47,300                       47,300
Healthwatch, Inc.             COM           422214809      2,511      10,045     10,045                       10,045
Home Depot, Inc.              COM           437076102  2,917,426      60,017     60,017                       60,017
Ingles Markets, Inc.          COM           457030104    653,386      55,845     55,845                       55,845
Intel Corp                    COM           458140100  3,273,332     107,640    107,640                      107,640
Intelidata Tech Corp          COM           45814T107     16,610      11,000     11,000                       11,000
International Paper Co.       COM           460146103    676,117      15,720     15,720                       15,720
International Speedway        COM           460335201    361,030       7,900      7,900                        7,900
International Business MachineCOM           459200101  2,674,568      25,717     25,717                       25,717
Ishares Trust Australia       ETF           464286103    119,790      12,100     12,100                       12,100
Ishares Trust Austria         ETF           464286202    106,683      12,900     12,900                       12,900
Ishares Trust Canada          ETF           464286509    162,582      14,700     14,700                       14,700
Ishares Trust Euro Plus       ETF           464287861    572,300       9,700      9,700                        9,700
Ishares Trust Germany         ETF           464286806    182,546      11,900     11,900                       11,900
Ishares Trust GLB 100 Index   ETF           464287572  1,004,737      17,550     17,550                       17,550
Ishares Trust Netherlands     ETF           464286814    193,347      10,850     10,850                       10,850
Ishares Trust Smallcap Value  ETF           464287879    532,456       5,650      5,650                        5,650
Ishares Trust Singapore       ETF           464286673    115,101      20,300     20,300                       20,300
Ishares Trust United Kingdom  ETF           464286699    269,744      18,400     18,400                       18,400
JP Morgan Chase               COM           16161A108    828,506      23,240     23,240                       23,240
John Hancock Bank & Thrift    Closed-end Fun409735107    995,281     117,645    117,645                      117,645
Johnson & Johnson             COM           478160104    452,117       6,961      6,961                        6,961
Leapfrog Smart Product Inc.   COM           521911107     28,200      47,000     47,000                       47,000
Lexmark International Group, ICOM           529771107  3,127,917      54,703     54,703                       54,703
Lightbridge, Inc.             COM           532226107    493,496      42,433     42,433                       42,433
Mellon Bank Corp.             COM           58551A108    273,888       7,097      7,097                        7,097
Microfinancial Inc            COM           595072109  4,195,912     490,750    490,750                      490,750
Microsoft Corp.               COM           594918104  3,485,314      57,790     57,790                       57,790
Midcap Spyder Trust           COM           595635103  2,237,424      22,646     22,646                       22,646
Minnesota Mining & ManufacturiCOM           604059105  1,774,029      15,425     15,425                       15,425
Mountain Energy, Inc.         COM           624011102         30      30,000     30,000                       30,000
NASDAQ 100 Trust Unit         ETF           631100104    918,808      25,480     25,480                       25,480
New York Times Co.            COM           650111107  1,426,754      29,811     29,811                       29,811
Nexen, Inc.                   Prfd 9.75%    65334H300    321,408      12,800     12,800                       12,800
Nokia, Inc                    Sponsored ADR 654902204  1,792,247      86,415     86,415                       86,415
Northfield Labs, Inc.         COM           666135108     81,664      11,600     11,600                       11,600
Occidental Petroleum Co.      COM           674599105    833,748      28,602     28,602                       28,602
Oil Service Holders Trust     COM           678002106  2,600,975      37,750     37,750                       37,750
Pfizer, Inc.                  COM           717081103  2,696,756      67,860     67,860                       67,860
Pharmacia Corp.               COM           71713U102  1,454,957      32,275     32,275                       32,275
Progress Energy               COM           743263105  1,422,837      28,434     28,434                       28,434
Robert Half International, IncCOM           770323103    476,748      16,150     16,150                       16,150
Royce Micro-Cap Trust         Closed-end Fun780915104    385,665      32,032     32,032                       32,032
Royce Value Trust             Closed-end Fun780910105  2,504,258     139,513    139,513                      139,513
Scansoft, Inc.                COM           80603P107     88,350      15,000     15,000                       15,000
Int-Energy Spyder Trust       ETF           81369Y506  3,047,895     105,500    105,500                      105,500
Serologicals Corp             COM           817523103    188,040      12,000     12,000                       12,000
Smith International, Inc.     COM           832110100  1,313,740      19,391     19,391                       19,391

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
Southwest Water Co            COM           845331107    281,750      17,500     17,500                       17,500
S&P Deposit Receipts          ETF           78462F103    721,590       6,301      6,301                        6,301
Star Gas Partners             COM           85512C105    797,235      40,163     40,163                       40,163
Suburban Propane LP           Lmited Partner864482104    550,200      21,000     21,000                       21,000
Sun Microsystems, Inc.        COM           866810104  1,169,311     132,575    132,575                      132,575
Teraforce Technology Co.      COM           88077T109      3,300      22,000     22,000                       22,000
Texas Instruments, Inc.       COM           882508104  2,071,927      62,596     62,596                       62,596
United Dominion Realty Trust  COM           910197102    373,186      23,559     23,559                       23,559
United Parcel Service         COM           911312106    497,344       8,180      8,180                        8,180
Verizon Communication Co.     COM           92343V104    765,629      16,608     16,608                       16,608
Walmart Stores, Inc.          COM           931142103  3,164,673      51,626     51,626                       51,626
Washington Gas Co.            COM           938837101    883,465      32,891     32,891                       32,891
Wells Fargo & Co              COM           949740104  2,692,300      54,500     54,500                       54,500
Weyerhauser Co.               COM           962166104  1,062,019      16,895     16,895                       16,895
Williams Communications Group COM           969455104        368      12,250     12,250                       12,250
Worldcom, Inc.                COM           98155K102    758,964     112,606    112,606                      112,606
Xilinx, Inc.                  COM           983919101    342,796       8,600      8,600                        8,600
Total                                                117,661,374